Derivatives - Value of Derivatives held as Fair Value Hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets [Member]
Value of Derivatives held as Fair Value Hedges [line items]
Derivatives held as fair value hedges	€ 5,936	€ 6,893
Liabilities [Member]
Value of Derivatives held as Fair Value Hedges [line items]
Derivatives held as fair value hedges	€ 562	€ 1,749